Quarterly Holdings Report
for
Fidelity Managed Retirement 2030 Fund℠
April 30, 2026
R97-NPRT3-0626
1.9895839.106
Bond Funds - 51.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	111,326	1,116,604
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	421,605	3,229,497
Fidelity Series Corporate Bond Fund (a)	274,714	2,568,576
Fidelity Series Emerging Markets Debt Fund (a)	26,565	228,724
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	6,012	57,352
Fidelity Series Floating Rate High Income Fund (a)	4,754	41,407
Fidelity Series Government Bond Index Fund (a)	474,211	4,320,066
Fidelity Series High Income Fund (a)	4,648	41,557
Fidelity Series International Credit Fund (a)	688	5,779
Fidelity Series International Developed Markets Bond Index Fund (a)	238,460	2,003,062
Fidelity Series Investment Grade Bond Fund (a)	394,112	3,976,589
Fidelity Series Investment Grade Securitized Fund (a)	262,793	2,386,157
Fidelity Series Long-Term Treasury Bond Index Fund (a)	255,176	1,347,331
Fidelity Series Real Estate Income Fund (a)	4,091	41,561
TOTAL BOND FUNDS (Cost $22,579,220)		21,364,262

Domestic Equity Funds - 25.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	94,671	2,352,584
Fidelity Series Commodity Strategy Fund (a)	2,578	302,251
Fidelity Series Large Cap Growth Index Fund (a)	49,928	1,503,326
Fidelity Series Large Cap Stock Fund (a)	57,037	1,638,674
Fidelity Series Large Cap Value Index Fund (a)	142,094	2,858,926
Fidelity Series Small Cap Core Fund (a)	29,546	457,379
Fidelity Series Small Cap Opportunities Fund (a)	15,049	283,970
Fidelity Series Value Discovery Fund (a)	56,005	1,009,206
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,139,439)		10,406,316

International Equity Funds - 23.2%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	48,742	1,041,127
Fidelity Series Emerging Markets Fund (a)	46,620	672,266
Fidelity Series Emerging Markets Opportunities Fund (a)	91,094	2,688,179
Fidelity Series International Growth Fund (a)	70,279	1,425,958
Fidelity Series International Index Fund (a)	34,252	552,827
Fidelity Series International Small Cap Fund (a)	21,146	398,391
Fidelity Series International Value Fund (a)	85,708	1,423,609
Fidelity Series Overseas Fund (a)	91,696	1,424,033
Fidelity Series Select International Small Cap Fund (a)	2,736	41,479
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,571,188)		9,667,869

Short-Term Funds - 0.3%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	6	65
Fidelity Series Treasury Bill Index Fund (a)	11,722	116,635
TOTAL SHORT-TERM FUNDS (Cost $116,699)		116,700

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $51,332)	3.73	51,332	51,332

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $35,457,878)	41,606,479
NET OTHER ASSETS (LIABILITIES) - 0.0%	(15,440)
NET ASSETS - 100.0%	41,591,039

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,063,442	606,038	559,937	33,899	(853)	7,914	1,116,604	111,326
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3,685,408	1,200,001	1,667,819	120,052	(204,723)	216,630	3,229,497	421,605
Fidelity Series Blue Chip Growth Fund	2,646,997	915,838	1,585,318	104,315	224,071	150,996	2,352,584	94,671
Fidelity Series Canada Fund	730,132	648,857	499,183	20,700	17,705	143,616	1,041,127	48,742
Fidelity Series Commodity Strategy Fund	104,087	300,827	180,766	3,298	19,021	59,082	302,251	2,578
Fidelity Series Corporate Bond Fund	2,868,703	1,054,350	1,347,312	109,922	(87,642)	80,477	2,568,576	274,714
Fidelity Series Emerging Markets Debt Fund	257,935	72,520	115,440	12,160	(4,119)	17,828	228,724	26,565
Fidelity Series Emerging Markets Debt Local Currency Fund	65,213	20,432	28,599	4,858	(889)	1,195	57,352	6,012
Fidelity Series Emerging Markets Fund	648,624	219,616	420,339	16,383	58,241	166,124	672,266	46,620
Fidelity Series Emerging Markets Opportunities Fund	2,597,465	978,432	1,728,068	67,869	165,006	675,344	2,688,179	91,094
Fidelity Series Floating Rate High Income Fund	45,868	16,611	20,263	2,726	(318)	(491)	41,407	4,754
Fidelity Series Government Bond Index Fund	4,726,021	1,934,259	2,330,098	145,055	(151,312)	141,196	4,320,066	474,211
Fidelity Series Government Money Market Fund	202,401	401,973	553,042	3,629	-	-	51,332	51,332
Fidelity Series High Income Fund	46,065	15,113	20,312	2,624	351	340	41,557	4,648
Fidelity Series International Credit Fund	5,612	181	-	181	-	(14)	5,779	688
Fidelity Series International Developed Markets Bond Index Fund	2,251,194	824,687	1,004,729	88,365	(63,439)	(4,651)	2,003,062	238,460
Fidelity Series International Growth Fund	1,628,942	634,080	923,102	127,001	45,320	40,718	1,425,958	70,279
Fidelity Series International Index Fund	614,160	209,564	363,841	20,332	38,102	54,842	552,827	34,252
Fidelity Series International Small Cap Fund	581,078	168,511	333,932	79,028	13,662	(30,928)	398,391	21,146
Fidelity Series International Value Fund	1,734,529	611,598	1,090,695	163,716	157,544	10,633	1,423,609	85,708
Fidelity Series Investment Grade Bond Fund	4,420,904	1,684,142	2,147,569	150,903	(116,918)	136,030	3,976,589	394,112
Fidelity Series Investment Grade Securitized Fund	2,726,301	918,817	1,311,489	97,408	(70,461)	122,989	2,386,157	262,793
Fidelity Series Large Cap Growth Index Fund	1,690,651	585,394	901,486	14,935	145,858	(17,091)	1,503,326	49,928
Fidelity Series Large Cap Stock Fund	1,562,247	738,101	794,070	163,614	26,707	105,689	1,638,674	57,037
Fidelity Series Large Cap Value Index Fund	3,150,693	992,265	1,761,715	115,758	175,741	301,942	2,858,926	142,094
Fidelity Series Long-Term Treasury Bond Index Fund	1,930,681	726,703	1,314,618	49,555	(252,062)	256,627	1,347,331	255,176
Fidelity Series Overseas Fund	1,630,580	651,555	846,243	133,838	30,339	(42,198)	1,424,033	91,696
Fidelity Series Real Estate Income Fund	45,571	15,674	19,876	1,984	(44)	236	41,561	4,091
Fidelity Series Select International Small Cap Fund	42,863	1,727	9,671	1,319	1,541	5,019	41,479	2,736
Fidelity Series Short-Term Credit Fund	62	3	-	2	-	-	65	6
Fidelity Series Small Cap Core Fund	701,248	44,582	448,898	4,751	48,368	112,079	457,379	29,546
Fidelity Series Small Cap Opportunities Fund	323,492	35,963	152,666	14,835	28,466	48,715	283,970	15,049
Fidelity Series Treasury Bill Index Fund	663,595	773,269	1,320,660	12,044	(23)	454	116,635	11,722
Fidelity Series Value Discovery Fund	1,127,026	392,777	638,269	98,650	31,878	95,794	1,009,206	56,005
	46,519,790	18,394,460	26,440,025	1,985,709	275,118	2,857,136	41,606,479

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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